Notes to the Statements of Cash Flows - Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Noncash Investing Activities [Abstract]
Acquisition of property and equipment on account	₱ 19,219	₱ 37,133
Additions to ROU assets	15,607	15,759
Capitalization to property and equipment of:
Inventories	4,128	2,169
Foreign exchange differences - net	686	195
Non-cash investing activities	₱ 39,640	₱ 55,256